TAXES ON INCOME (Reconciliation Of The Theoretical Income Tax Expense To The Actual Income Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income (loss) before income tax expense as reported in the consolidated statements of comprehensive income	$ 1,870	$ (2,544)	$ (3,701)
Statutory tax rates	23.00%	23.00%	24.00%	20.00%
Theoretical tax expense (benefit) calculated	$ 430	$ (585)	$ (888)
Losses and other items for which a valuation allowance was provided	(38)	271	1,218
Change in effective on corporate tax rate			(49)
Realization of carryforward tax losses for which valuation allowance was provided	(250)
Tax benefit arising from "Preferred enterprises"	(109)	189	296
Foreign tax rate differential in subsidiaries	22	22	44
Non-deductible items and others	22	166	(547)
Total	(353)	648	962
Income tax expense	$ 77	$ 63	$ 74